Post-retirement benefit obligations	12 Months Ended
Jun. 30, 2022
Post-retirement benefit obligations
Post-retirement benefit obligations
34	Post-retirement benefit obligations

		Non-current		Current		Total
		2022	2021	2022	2021	2022	2021
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement healthcare obligations	34.1
South Africa		3 300	3 238	256	218	3 556	3 456
United States of America		228	236	20	21	248	257
		3 528	3 474	276	239	3 804	3 713
Pension obligations	34.2
Foreign — post-retirement benefit obligation		6 535	9 823	277	258	6 812	10 081
Total post-retirement benefit obligations		10 063	13 297	553	497	10 616	13 794

Pension assets	34.2
South Africa — post-retirement benefit asset		(64)	(46)	—	—	(64)	(46)
Foreign — post-retirement benefit asset		(569)	(545)	—	—	(569)	(545)
Total post-retirement benefit assets		(633)	(591)	—	—	(633)	(591)
Net pension obligations		5 902	9 232	277	258	6 179	9 490

		Loss/(gain) recognised in the income			Loss/(gain) recognised in other
		statement			comprehensive income
		2022	2021	2020	2022	2021	2020
for the year ended 30 June	Note	Rm	Rm	Rm	Rm	Rm	Rm
Post-retirement benefit obligations
Post-retirement healthcare obligations	34.1	442	407	467	(131)	201	(1 040)
Pension benefits - projected benefit obligation	34.2	7 934	7 248	7 073	(3 184)	5 715	(6 921)
Pension benefits - plan asset of funded obligation	34.2	(6 699)	(6 115)	(5 470)	(963)	(7 062)	7 507
Net movement on asset limitation and reimbursive right		396	357	232	1 863	312	601
		2 073	1 897	2 302	(2 415)	(834)	147

The group provides post-retirement medical and pension benefits to certain of its retirees, principally in South Africa, Europe and the United States of America. Generally, medical cover provides for a specified percentage of most medical expenses, subject to pre-set rules and maximum amounts. Pension benefits are payable in the form of retirement, disability and surviving dependent pensions. The medical benefits are unfunded. The pension benefits in South Africa are funded. In the United States of America certain of our Pension Funds are funded.

Accounting policies:

The group operates or contributes to defined contribution pension plans and defined benefit pension plans for its employees in certain of the countries in which it operates. These plans are generally funded through payments to trustee-administered funds as determined by annual actuarial calculations.

Defined contribution pension plans are plans under which the group pays fixed contributions into a separate legal entity and has no legal or constructive obligation to pay further amounts. Contributions to defined contribution pension plans are charged to the income statement as an employee expense in the period in which the related services are rendered by the employee.

34	Post-retirement benefit obligations continued

The group’s net obligation in respect of defined benefit pension plans is actuarially calculated separately for each plan by deducting the fair value of plan assets from the gross obligation for post-retirement benefits. The gross obligation is determined by estimating the future benefit attributable to members in return for services rendered to date.

This future benefit is discounted to determine its present value, using discount rates based on government bonds for South African obligations, and corporate bonds in Europe and the US, that have maturity dates approximating the terms of the group’s obligations and which are denominated in the currency in which the benefits are expected to be paid. Independent actuaries perform this calculation annually using the projected unit credit method.

Defined contribution members employed before 2009 have an option to purchase a defined benefit pension with their member share. This option gives rise to actuarial risk, and as such, these members are accounted for as part of the defined benefit fund and are disclosed as such.

Past service costs are charged to the income statement at the earlier of the following dates:

●	when the plan amendment or curtailment occurs; or
●	when the group recognises related restructuring costs or termination benefits.

Actuarial gains and losses arising from experience adjustments and changes to actuarial assumptions, the return on plan assets (excluding amounts included in net interest on the defined benefit liability/(asset)) and any changes in the effect of the asset ceiling (excluding amounts included in net interest on the defined benefit liability/(asset)) are remeasurements that are recognised in other comprehensive income in the period in which they arise.

Where the plan assets exceed the gross obligation, the asset recognised is limited to the lower of the surplus in the defined benefit plan and the asset ceiling, determined using a discount rate based on government bonds.

Surpluses and deficits in the various plans are not offset.

The entitlement to healthcare benefits is usually based on the employee remaining in service up to retirement age and the completion of a minimum service period. The expected costs of these benefits are accrued on a systematic basis over the expected remaining period of employment, using the accounting methodology described in respect of defined benefit pension plans above. Independent actuaries perform the calculation of this obligation annually.

	Healthcare benefits	Pension benefits
Last actuarial valuation — South Africa	31 March 2022	31 March 2022
Last actuarial valuation — United States of America	30 June 2022	30 June 2022
Last actuarial valuation — Europe	n/a	30 April 2022
Full/interim valuation	Full	Full
Valuation method adopted	Projected unit credit	Projected unit credit

The plans have been assessed by the actuaries and have been found to be in sound financial positions.

34	Post-retirement benefit obligations continued

Principal actuarial assumptions

Weighted average assumptions used in performing actuarial valuations determined in consultation with independent actuaries.

			United States of
	South Africa		America				Europe
	2022	2021	2022		2021		2022	2021
at valuation date	%	%	%		%		%	%
Healthcare cost inflation	7,5	7,5	n/a	*	n/a	*	n/a	n/a
Discount rate — post-retirement medical benefits	12,4	11,6	4,3		2,7		n/a	n/a
Discount rate — pension benefits	12,4	11,1	4,2		2,0		2,5	1,2
Pension increase assumption	5,1	5,2	n/a	**	n/a	**	2,2	1,8
Average salary increases	5,5	5,5	4,2		4,2		3,2	2,8
Weighted average duration of the obligation — post-retirement medical obligation	14 years	13 years	10 years		12 years		n/a	n/a
Weighted average duration of the obligation — pension obligation	12 years	12 years	4 years		7 years		16 years	18 years

*

The healthcare cost inflation rate in respect of the plans for the United States of America is capped. All additional future increases due to the healthcare cost inflation will be borne by the participants.

**	There are no automatic pension increases for the United States of America pension plan.

Assumptions regarding future mortality are based on published statistics and mortality tables.

34.1	Post-retirement healthcare obligations

In South Africa, certain healthcare and life assurance benefits are provided to South African employees hired prior to 1 January 1998, who retire and satisfy the necessary requirements of the medical fund.

Reconciliation of the total post-retirement healthcare obligation recognised in the statement of financial position

	South Africa		United States of America		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Total post-retirement healthcare obligation at beginning of year	3 456	2 992	257	385	3 713	3 377
Movements recognised in the income statement:	421	413	21	(6)	442	407
current service cost	30	26	14	18	44	44
interest cost	391	387	7	7	398	394
curtailments and settlements	—	—	—	(31)	—	(31)
Actuarial (gains)/losses recognised in other comprehensive income:	(91)	237	(40)	(36)	(131)	201
arising from changes in financial assumptions	(284)	539	(41)	(12)	(325)	527
arising from changes in actuarial experience	193	(302)	1	(24)	194	(326)
Benefits paid	(230)	(186)	(22)	(23)	(252)	(209)
Translation of foreign operations	—	—	32	(63)	32	(63)
Total post-retirement healthcare obligation at end of year	3 556	3 456	248	257	3 804	3 713

34	Post-retirement benefit obligations continued
34.1	Post-retirement healthcare obligations continued

The sensitivity analysis is performed in order to assess how the post-retirement healthcare obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		United States of America
	2022	2021	2022		2021
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions:
Increase in the healthcare cost inflation	387	411	—	*	—	*
Decrease in the healthcare cost inflation	(325)	(344)	—	*	—	*
Increase in the discount rate	(309)	(329)	(21)		(25)
Decrease in the discount rate	373	399	28		34
*

A change in the healthcare cost inflation for the United States of America will not have an effect on the above components or the obligation as the employer’s cost is capped and all future increases due to the healthcare cost inflation are borne by the participants. There are no automatic pension increases for the United States pension plan.

A change in the pension increase assumption will not have an effect on the above obligation. In South Africa the post-retirement benefit contributions are linked to medical aid inflation and based on a percentage of income or pension. Where pension increases differ from medical aid inflation, the difference will need to be allowed for in a change in the percentage of income or pension charged.

The sensitivities may not be representative of the actual change in the post-retirement healthcare obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.

Healthcare cost inflation risk

Healthcare cost inflation is consumer price index inflation plus two percentage points over the long term. An increase in healthcare cost inflation will increase the obligation of the plan.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate will increase the obligation of the plan.

Pension increase risk

The South African healthcare plan is linked to pension benefits paid, which are to some extent linked to inflation. Accordingly, increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

34	Post-retirement healthcare obligations continued
34.2	Pension benefits

South African operations

Background

In 1994, all members were given the choice to voluntarily transfer to the newly established defined contribution section of the pension fund and approximately 99% of contributing members chose to transfer to the defined contribution section.

Defined benefit option for defined contribution members

In terms of the rules of the fund, on retirement, employees employed before 1 January 2009 have an option to purchase a defined benefit pension with their member share. Should a member elect this option, the group is exposed to actuarial risk. In terms of IAS 19, the classification requirements stipulate that where an employer is exposed to any actuarial risk, the fund must be classified as a defined benefit plan.

Fund assets

The assets of the fund are held separately from those of the company in a trustee administered fund, registered in terms of the South African Pension Funds Act, 1956. Included in the fund assets at 31 March 2022 are 2 077 048 (2021 — 2 082 248) Sasol ordinary shares valued at R772 million (2021 — R454 million) at year-end purchased under terms of an approved investment strategy, and property valued at R1 533 million (2021 — R1 521 million) that is currently occupied by Sasol.

Membership

A significant number of employees are covered by union sponsored, collectively bargained, and in some cases, multi-employer defined contribution pension plans. Information from the administrators of these plans offering defined benefits is not sufficient to permit the company to determine its share, if any, of any unfunded vested benefits.

34	Post-retirement healthcare obligations continued
34.2	Pension benefits continued

Pension fund assets

The assets of the pension funds are invested as follows:

	South Africa		United States of America
	2022	2021	2022	2021
at 30 June	%	%	%	%
Equities	55	54	35	30
resources	7	7	5	4
industrials	3	2	4	3
consumer discretionary	9	11	4	4
consumer staples	7	9	2	2
healthcare	5	5	4	4
information technologies	8	6	8	6
telecommunications	4	4	3	2
financials (ex real estate)	12	10	5	5
Fixed interest	18	16	40	50
Direct property	10	11	9	6
Listed property	3	2	—	—
Cash and cash equivalents	2	4	—	—
Third party managed assets	11	12	—	—
Other	1	1	16	14
Total	100	100	100	100

The pension fund assets are measured at fair value at valuation date. The fair value of equity has been calculated by reference to quoted prices in an active market. The fair value of property and other assets has been determined by performing market valuations and using other valuation techniques at the end of each reporting period.

34	Post-retirement benefit obligations continued
34.2	Pension benefits Continued

Investment strategy

The trustees target the plans’ asset allocation within the following ranges within each asset class:

	South Africa¹		United States of America
	Minimum	Maximum	Minimum	Maximum
Asset classes	%	%	%	%
Equities
local	25	35	—	100
foreign	25	35	—	100
Fixed interest	10	25	—	100
Property	10	20	—	100
Other	—	15	—	100
1	Members of the defined contribution scheme have a choice of four investment portfolios. The total assets of the fund under these investment portfolios are R216 million, R64 656 million, R1 269 million and R919 million for the low risk portfolio, moderate balanced portfolio, aggressive balanced portfolio and money market portfolio, respectively. Defined benefit members’ funds are invested in the moderate balanced portfolio. The money market portfolio is restricted to active members from age 55. The targeted allocation disclosed represents the moderate balanced investment portfolio which the majority of the members of the scheme have adopted. The South African targeted allocation was updated to incorporate the higher permissible foreign asset allocation, by raising the foreign equity allocation to a range of 25-35% from 15-30% (the mid-point effectively increases by 7,5 percentage points) and reducing the local equity allocation commensurately.

The trustees of the respective funds monitor investment performance and portfolio characteristics on a regular basis to ensure that managers are meeting expectations with respect to their investment approach. There are restrictions and controls placed on managers in this regard.

Reconciliation of the projected net pension liability/(asset) recognised in the statement of financial position

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation (funded)	60 478	57 054	3 218	3 240	63 696	60 294
defined benefit portion	29 569	25 119	3 218	3 240	32 787	28 359
defined benefit option for defined contribution members	30 909	31 935	—	—	30 909	31 935
Plan assets	(66 284)	(60 671)	(3 787)	(3 732)	(70 071)	(64 403)
defined benefit portion	(35 375)	(28 736)	(3 787)	(3 732)	(39 162)	(32 468)
defined benefit option for defined contribution members	(30 909)	(31 935)	—	—	(30 909)	(31 935)
Projected benefit obligation (unfunded)	—	—	6 812	10 028	6 812	10 028
Asset not recognised due to asset limitation	5 742	3 571	—	—	5 742	3 571
Net liability/(asset) recognised	(64)	(46)	6 243	9 536	6 179	9 490

34	Post-retirement benefit obligations continued
34.2	Pension benefits Continued

The increase of R1 775 million in the asset limitation (2021 — R291 million) was recognised as a loss in other comprehensive income while interest on the asset of R396 million (2021 – R357 million) was recognised in the income statement.

The obligation which arises for the defined contribution members with the option to purchase into the defined benefit fund is limited to the assets that they have accumulated until retirement date. However, after retirement date, there is actuarial risk associated with the members as full defined benefit members.

Based on the latest actuarial valuation of the fund and the approval of the trustees of the surplus allocation, the group has an unconditional entitlement to only the funds in the employer surplus account and the contribution reserve. The remaining estimated surplus due to the company amounted to approximately R64 million (2021 — R46 million) and has been included in the pension asset recognised in the current year.

Investment risk

The actuarial valuation assumes certain asset returns on invested assets. If actual returns on plan assets are below the assumption, this may lead to a strain on the fund, which, over time, may lead to a plan deficit. In order to mitigate the concentration risk, the fund assets are invested across equity securities, property securities and debt securities. Given the long-term nature of the obligations, it is considered appropriate that investment is made in equities and real estate to improve the return generated by the fund. These may result in improved pension benefits to members.

Pension increase risk

Benefits in these plans are to some extent linked to inflation so increased inflation levels represent a risk that could increase the cost of paying the funds committed to benefits. This risk is mitigated as pension benefits are subject to affordability.

Discount rate risk

The discount rate is derived from prevailing bond yields. A decrease in the discount rate used will increase the obligation of the plan.

Other

Changes in other assumptions used could also affect the measured liabilities. There is also a regulatory risk as well as foreign funds under the jurisdiction of other countries. To the extent that governments can change the regulatory frameworks, there may be a risk that minimum benefits or minimum pension increases may be instituted, increasing the associated cost for the fund.

34	Post-retirement benefit obligations continued
34.2	Pension benefits continued

Reconciliation of projected benefit obligation

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Projected benefit obligation at beginning of year	57 054	47 228	13 268	16 321	70 322	63 549
Movements recognised in income statement:	7 326	6 571	608	677	7 934	7 248
current service cost	1 115	923	434	579	1 549	1 502
curtailments and settlements	—	—	—	(129)	—	(129)
interest cost	6 211	5 648	174	227	6 385	5 875
Actuarial (gains)/losses recognised in other comprehensive income:	(533)	6 093	(2 651)	(378)	(3 184)	5 715
arising from changes in demographic assumptions	—	—	—	(1)	—	(1)
arising from changes in financial assumptions	(2 133)	303	(2 654)	(452)	(4 787)	(149)
arising from change in actuarial experience	1 600	5 790	3	75	1 603	5 865
Member contributions	536	503	—	—	536	503
Benefits paid	(3 905)	(3 341)	(496)	(1 070)	(4 401)	(4 411)
Disposal of business[1]	—	—	(1 223)	—	(1 223)	—
Translation of foreign operations	—	—	524	(2 282)	524	(2 282)
Projected benefit obligation at end of year	60 478	57 054	10 030	13 268	70 508	70 322

unfunded obligation[2]	—	—	6 812	10 028	6 812	10 028
funded obligation	60 478	57 054	3 218	3 240	63 696	60 294
1	Relates to the disposal of Sasol's European wax business in Germany.
2

Certain of the foreign defined benefit plans have reimbursement rights under contractually agreed legal binding terms that match the amount and timing of some of the benefits payable under the plan. This reimbursive right has been recognised in long-term receivables at fair value of R135 million (2021 – R218 million). A decrease of R88 million (2021 – increase of R22 million) has been recognised as a loss in other comprehensive income in respect of the reimbursive right.

34	Post-retirement benefit obligations continued
34.2	Pension benefits Continued

Reconciliation of plan assets of funded obligation

	South Africa		Foreign		Total
	2022	2021	2022	2021	2022	2021
for the year ended 30 June	Rm	Rm	Rm	Rm	Rm	Rm
Fair value of plan assets at beginning of year	60 671	50 618	3 732	4 502	64 403	55 120
Movements recognised in income statement:	6 610	6 035	89	80	6 699	6 115
interest income	6 610	6 035	89	80	6 699	6 115
Actuarial gains/(losses) recognised in other comprehensive income:	1 200	6 303	(237)	759	963	7 062
arising from return on plan assets	1 200	6 303	(237)	759	963	7 062
(excluding interest income)
Plan participant contributions[1]	536	503	—	—	536	503
Employer contributions[1]	1 172	553	27	53	1 199	606
Benefit payments	(3 905)	(3 341)	(312)	(869)	(4 217)	(4 210)
Translation of foreign operations	—	—	488	(793)	488	(793)
Fair value of plan assets at end of year	66 284	60 671	3 787	3 732	70 071	64 403
Actual return on plan assets	7 810	12 338	(148)	839	7 662	13 177
1	Contributions, for the defined contribution section, are paid by the members and Sasol at fixed rates.

Contributions

Funding is based on actuarially determined contributions. The following table sets forth the projected pension contributions of funded obligations for the 2023 financial year.

	South Africa	Foreign
	Rm	Rm
Pension contributions	1 209	29

Sensitivity analysis

A sensitivity analysis is performed in order to assess how the post-retirement pension obligation would be affected by changes in the actuarial assumptions underpinning the calculation.

	South Africa		Foreign
	2022	2021	2022		2021
for the year ended 30 June	Rm	Rm	Rm		Rm
1% point change in actuarial assumptions
Increase in average salaries increase assumption	6	9	312		470
Decrease in average salaries increase assumption	(6)	(8)	(271)		(446)
Increase in the discount rate	(1 161)	(1 474)	(1 199)		(1 833)
Decrease in the discount rate	1 364	1 748	1 507		2 360
Increase in the pension increase assumption	1 453	1 821	929	*	1 353	*
Decrease in the pension increase assumption	(1 261)	(1 566)	(737)	*	(1 102)	*
*

This sensitivity analysis relates only to the Europe obligations as there are no automatic pension increases for the United States of America pension plan, and thus it is not one of the inputs utilised in calculating the obligation.

34	Post-retirement benefit obligations continued
34.2	Pension benefits Continued

The sensitivities may not be representative of the actual change in the post-retirement pension obligation, as it is unlikely that the changes would occur in isolation of one another, and some of the assumptions may be correlated.